Interim Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Profit for the period before tax	$ 11,592,454	$ 15,094,205	$ 25,252,982	$ 25,603,944	$ 7,016,918
Adjustments for:
Depreciation and amortization			1,955,458	1,359,960	1,485,134
Depreciation	909,783	870,593
Amortization	213,378	207,464
Lease interest expense	49,618	44,323
Realized gain on sale of investments, net	(1,525,133)	(445,459)
Unrealized loss on investment properties	723,801
Expected credit loss on financial assets at FVOCI	64,697
Expected credit loss on financial assets at amortized cost	515
Unrealized loss (gain) on revaluation of financial assets at FVTPL	2,853,821	(984,002)
Gain on sale of available-for-sale investments					(3,133,556)
Impairment loss on insurance receivables	2,177,998		628,887	472,124	1,214,456
Impairment of investments available for sale					71,863
Loss (gain) on disposal of property, premises and equipment		(22,565)	25,999		(18,967)
Realized gain on sale of financial assets at FVTPL			(946,952)	(2,048,908)
Fair value loss (gain) on investment properties			304,482	(93,934)	(18,148)
Realized loss on sale of investment properties	41,047		(678,516)
(Gain) loss on revaluation of financial assets at FVTPL			(1,590,964)	948,802
Loss on sale of bonds at fair value through OCI			628,523	763,569
Expected credit loss on financial assets			(35,591)	29,903
Gain on revaluation of held for trading investments					(95,582)
Share of profit or loss from associates	438,993	(109,344)	376,104	885,673	(992,218)
Net foreign exchange differences	8,658,231	(424,184)	(5,704,249)	3,371,941	(2,615,883)
Cash from operations before working capital changes	26,199,203	14,231,031	20,216,163	31,293,074	2,914,017
Working capital adjustments
Term deposits	(25,281,101)	(65,876,834)	(44,425,989)	30,845,015	7,647,915
Insurance receivables	(65,484,778)	(12,961,904)	(3,523,360)	952,311	(29,939,360)
Purchase of financial assets at FVTPL			(14,905,996)	(1,380,207)
Purchase of bonds through OCI			(109,954,776)	(36,245,111)
Proceeds from maturity of financial assets at amortized cost			500,000	500,000	3,000,000
Proceeds from sale/maturity of bonds at fair value through OCI	52,624,363	27,650,202	67,192,825	56,417,470
Proceeds from sale of financial assets at FVTPL			9,615,999	7,853,250
Purchase of available-for-sale investments	(129,506,691)	(42,911,024)			(49,829,438)
Proceeds from sale of available-for-sale investments					57,008,234
Proceeds from sale of trading securities					81,984
Reinsurance share of outstanding claims	636,211	(4,394,249)	11,352,958	(973,363)	(43,526,311)
Reinsurance share of unearned premiums	(17,932,028)	7,310,797	(1,349,702)	8,560,116	(8,988,473)
Deferred excess of loss premiums	10,847,142	8,332,157	(2,724,036)	(836,017)	(2,733,686)
Deferred policy acquisition costs	(9,347,282)	(4,456,813)	(5,309,458)	(3,487,866)	(4,629,717)
Other assets	(929,595)	(1,690,412)	(2,693,175)	248,679	626,741
Additions to investment properties	(43,632)	(441,844)	(745,281)		(264,111)
Proceeds from sale of investment properties	1,236,443		6,062,217
Gross outstanding claims	28,388,244	12,780,901	28,673,014	1,152,400	48,056,147
Gross unearned premiums	52,304,314	38,209,299	37,959,341	11,560,663	23,023,130
Insurance payables	22,164,776	(7,963,199)	20,509,591	(928,745)	6,793,290
Other liabilities	(2,608,509)	(2,420,339)	4,052,336	958,817	1,664,479
Unearned commissions	4,280,751	(790)	899,605	(2,343,635)	2,061,920
Net cash flows from operating activities before tax			21,402,276	104,146,851	12,966,761
Income tax paid	(677,226)			(56,456)	(4,946)
Net cash flows from operating activities after tax	(53,129,395)	(34,603,021)	21,402,276	104,090,395	12,961,815
INVESTING ACTIVITIES
Purchase of premises and equipment	(114,619)	(165,553)	(443,305)	(414,716)	(448,954)
Proceeds from sale of premises and equipment		22,565	22,567		50,394
Purchase of intangible assets	(6,389)	(538,985)	(612,901)	(731,717)	(1,175,761)
Net cash used in investing activities	(121,008)	(681,973)	(1,033,639)	(1,146,433)	(1,574,321)
FINANCING ACTIVITIES
Cash injection in connection with Business Combination	120,821,120
Consideration paid to shareholders as deemed settlement for shares	(80,000,000)
Dividends paid		(5,455,027)	(10,816,054)	(4,091,271)	(11,470,054)
Treasury shares		(5,052,500)	(5,052,500)	(15,050,000)
Lease liability payments	(318,139)	(234,999)	(606,232)
Net cash from (used in) financing activities	40,502,981	(10,742,526)	(16,474,786)	(19,141,271)	(11,470,054)
Net change in cash and cash equivalents	(12,747,422)	(46,027,520)	3,893,851	83,802,691	(82,560)
Net foreign exchange differences	(6,034,843)	(425,814)	3,833,652	(3,220,822)	1,884,885
Cash and cash equivalents at the beginning of the year	192,459,867	184,732,364	184,732,364	104,150,495	102,348,170
Cash and cash equivalents at the end of the period	$ 173,677,602	$ 138,279,030	$ 192,459,867	$ 184,732,364	$ 104,150,495